Long-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥) Seat	Jan. 01, 2022 USD ($) Seat	Jan. 15, 2021 CNY (¥) Seat	May 31, 2020 USD ($)	Jul. 31, 2018 CNY (¥)
Summary Of Investment Holdings [Line Items]
Impairment charges recognized on equity investments without readily determinable fair values	¥ 458,559	$ 66,485	¥ 168,079	¥ 73,199
Equity method investments	¥ 279,095		¥ 580,776		$ 40,465
Beijing Xin'ai Sports Media Technology co., LTD
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	23.00%		23.00%		23.00%					32.00%
Equity method investments | ¥										¥ 796,000
Basis differences and investment goodwill | ¥										¥ 609,502
Strawbear
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	13.97%			19.57%	13.97%			14.68%
Equity method investments | ¥								¥ 443,670
Basis differences and investment goodwill | ¥								¥ 225,336
Equity method investment, total cash consideration | $									$ 55,139
Number of board seats held | Seat								2
Number of board seats | Seat								9
Equity method investments, fair value	¥ 88,652				$ 12,853
Asset impairment charges	382,715	55,488
Dreamagic
Summary Of Investment Holdings [Line Items]
Voting approval percentage in shareholder agreement						60.00%	60.00%
Equity method investments						¥ 250,502	$ 36,319
Basis differences and investment goodwill						¥ 208,084	$ 30,169
Number of board seats held | Seat						3	3
Number of board seats | Seat						7	7
Net gains recognized in others, net	¥ 367,717	$ 53,314
Equity method investments, maximum potential liability						¥ 140,044	$ 20,304
Dreamagic | Common Stock
Summary Of Investment Holdings [Line Items]
Equity method investment common stock ownership percentage						81.95%	81.95%
Equity method investment, ownership percentage	42.66%				42.66%
Dreamagic | Preferred Stock
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage						44.60%	44.60%
Equity securities equity interest						7.28%	7.28%